Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net Loss	$ (18,516)	$ (23,976)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	243	267
Share-based compensation	2,222	5,573
Warrants to service providers	91	364
Revaluation of warrants	(8)	(7)
Revaluation of convertible bonds	(477)	613
Finance income, net	(1,857)	(2,063)
Changes in operating assets and liabilities:
Increase in trade receivable	(236)	(131)
Decrease (increase) in prepaid expenses and other receivables	(48)	536
Operating lease ROU assets and liabilities, net	(39)	104
Decrease in trade payables	(374)	(137)
Increase in employees and payroll accruals	414	287
Increase (decrease) in Derivative Liabilities / Assets	(142)	247
Increase (decrease) in accrued expenses and other payables	(1,841)	325
Net cash used in operating activities	(20,568)	(17,998)
Cash flows from investing activities:
Change in bank deposits, net	4,710	(42,337)
Purchase of property and equipment	(44)	(84)
Net cash provided by (used in) investing activities	4,666	(42,421)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	17,081	30,758
Proceeds from conversion of convertible debentures		21,696
Proceeds from exercise of warrants		493
Proceeds from exercise of options	56	440
Redemption of convertible bonds	(233)
Net cash provided by financing activities	16,904	53,387
Increase (decrease) in cash, cash equivalents and restricted cash	1,002	(7,032)
Effect of exchange rate fluctuations on cash and cash equivalent	7	148
Cash, cash equivalents and restricted cash at the beginning of period	4,308	13,768
Cash, cash equivalents and restricted cash at the end of period	5,317	6,884
Supplemental non-cash disclosure:
Purchase of property and equipment	22	37
Issuance of convertible bonds		21,837
Supplemental disclosure of cash flows activities:
Interest paid	$ 563	$ 287